Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Schedule of contract liabilities
Contract liabilities consisted of the following at December 31:

	2024	2025	2025
	HK$	HK$	US$
Billings in advance of performance obligation under contracts, current	8,669,448	8,761,074	1,125,625
Billings in advance of performance obligation under contracts, non-current	104,714	-	-

Schedule of movement in contract liabilities
The movement in contract liabilities is as follows:

	2024	2025	2025
	HK$	HK$	US$
Balance at beginning of the year ended December 31	4,619,690	8,774,162	1,127,306
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(6,388,598)	(13,501,218)	(1,734,639)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	10,543,070	13,488,130	1,732,958

Balance at end of the year ended December 31	8,774,162	8,761,074	1,125,625
Less: Amount expected to be recognized as revenue beyond 12 months	(104,714)	-	-
Amount expected to be recognized as revenue in 12 months	8,669,448	8,761,074	1,125,625